PAYCHECK PROTECTION PROGRAM LOAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2021	May 04, 2020
Debt Instrument [Line Items]
[custom:PaycheckProtectionProgramNotesPayable-0]		$ 95,161
[custom:GainOnForgivenessOfPPPLoan]	$ 212,648
Paycheck Protection Promissory Note [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 117,487	$ 95,161